UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Strategies Fund

Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805754.106

AAG-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Diversified Consumer Services - 0.6%
Strayer Education, Inc. (d)	1,200	$ 173,736
Hotels, Restaurants & Leisure - 2.7%
Las Vegas Sands Corp. (a)	17,750	502,858
Starbucks Corp.	12,845	295,307
		798,165
Internet & Catalog Retail - 1.4%
Expedia, Inc.	17,985	411,137
Media - 1.1%
Discovery Communications, Inc. (a)	8,766	330,917
Multiline Retail - 2.2%
Dollar General Corp.	24,600	671,826
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A (d)	14,304	494,918
Urban Outfitters, Inc. (a)	13,019	394,736
		889,654
Textiles, Apparel & Luxury Goods - 4.2%
Hanesbrands, Inc. (a)	21,407	512,484
Polo Ralph Lauren Corp. Class A	5,593	423,614
Warnaco Group, Inc. (a)	7,909	331,229
		1,267,327
TOTAL CONSUMER DISCRETIONARY		4,542,762
CONSUMER STAPLES - 5.9%
Beverages - 2.1%
Heckmann Corp. (a)(d)	161,449	645,796
Food Products - 2.8%
Mead Johnson Nutrition Co. Class A	12,637	659,525
Origin Agritech Ltd. (a)	26,800	191,352
		850,877
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	5,131	287,695
TOTAL CONSUMER STAPLES		1,784,368
ENERGY - 7.7%
Energy Equipment & Services - 4.7%
Dresser-Rand Group, Inc. (a)	10,453	371,291
Exterran Holdings, Inc. (a)(d)	14,163	313,427
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	10,211	$ 378,215
Weatherford International Ltd. (a)	22,336	333,030
		1,395,963
Oil, Gas & Consumable Fuels - 3.0%
Denbury Resources, Inc. (a)	21,197	312,444
EXCO Resources, Inc.	22,100	297,245
Legacy Oil + Gas, Inc. (a)	13,300	133,343
Penn West Energy Trust	8,800	165,312
		908,344
TOTAL ENERGY		2,304,307
FINANCIALS - 5.7%
Capital Markets - 1.1%
Stifel Financial Corp. (a)	7,290	315,511
Commercial Banks - 2.0%
Regions Financial Corp.	46,678	300,140
SunTrust Banks, Inc.	13,044	293,360
		593,500
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	11,440	342,056
Insurance - 0.6%
Hanover Insurance Group, Inc.	3,900	169,182
Real Estate Management & Development - 0.9%
Indiabulls Real Estate Ltd. (a)	77,723	276,538
TOTAL FINANCIALS		1,696,787
HEALTH CARE - 16.5%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	7,215	407,431
Alnylam Pharmaceuticals, Inc. (a)	5,500	75,350
BioMarin Pharmaceutical, Inc. (a)	10,400	211,016
Celera Corp. (a)	23,600	155,760
Human Genome Sciences, Inc. (a)	5,800	168,722
InterMune, Inc. (a)	9,700	101,074
Isis Pharmaceuticals, Inc. (a)	14,966	117,333
United Therapeutics Corp. (a)	4,300	198,746
		1,435,432
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 11.2%
American Medical Systems Holdings, Inc. (a)	7,912	$ 144,157
ArthroCare Corp. (a)	42,372	1,099,977
Cyberonics, Inc. (a)	45,390	972,708
Edwards Lifesciences Corp. (a)	5,625	323,831
NuVasive, Inc. (a)(d)	27,877	818,190
		3,358,863
Health Care Technology - 0.5%
MedAssets, Inc. (a)(d)	7,100	140,722
TOTAL HEALTH CARE		4,935,017
INDUSTRIALS - 13.7%
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	6,200	402,938
Building Products - 3.4%
Lennox International, Inc.	15,200	644,328
Owens Corning (a)	13,300	361,760
		1,006,088
Commercial Services & Supplies - 1.5%
Covanta Holding Corp.	10,688	154,014
Stericycle, Inc. (a)	4,696	307,588
		461,602
Construction & Engineering - 2.2%
Fluor Corp.	6,763	302,036
Jacobs Engineering Group, Inc. (a)	10,200	353,736
		655,772
Electrical Equipment - 0.5%
Roper Industries, Inc.	2,600	151,008
Machinery - 4.0%
Cummins, Inc.	6,100	453,901
Flowserve Corp.	3,400	303,892
Ingersoll-Rand Co. Ltd.	13,200	429,396
		1,187,189
Marine - 0.8%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	228,043
TOTAL INDUSTRIALS		4,092,640
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 2.2%
Juniper Networks, Inc. (a)	23,991	$ 652,555
Computers & Peripherals - 0.9%
SanDisk Corp. (a)	8,227	273,465
Electronic Equipment & Components - 1.5%
Avnet, Inc. (a)	12,500	286,250
Maxwell Technologies, Inc. (a)(d)	14,574	164,103
		450,353
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	16,100	741,727
IT Services - 1.5%
Genpact Ltd. (a)	11,000	153,890
Paychex, Inc.	12,500	311,125
		465,015
Semiconductors & Semiconductor Equipment - 7.0%
Altera Corp.	12,322	303,984
ASM International NV unit (a)(d)	15,830	348,418
ASML Holding NV	11,900	294,287
Marvell Technology Group Ltd. (a)	32,699	521,222
Teradyne, Inc. (a)	35,340	317,353
Xilinx, Inc.	12,200	294,630
		2,079,894
Software - 5.8%
ANSYS, Inc. (a)	7,864	304,966
Autonomy Corp. PLC (a)	25,320	605,878
Informatica Corp. (a)	13,742	441,943
Nuance Communications, Inc. (a)	25,386	372,666
		1,725,453
TOTAL INFORMATION TECHNOLOGY		6,388,462
MATERIALS - 11.4%
Chemicals - 10.9%
CF Industries Holdings, Inc.	9,418	871,165
Ecolab, Inc.	8,213	389,296
Intrepid Potash, Inc. (a)	15,800	354,710
Monsanto Co.	6,900	363,285
The Mosaic Co.	21,733	1,274,857
		3,253,313
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Vallar PLC	10,400	$ 153,543
TOTAL MATERIALS		3,406,856
TOTAL COMMON STOCKS (Cost $31,254,231)		29,151,199
Nonconvertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE (Cost $310,892)	6,678	310,926
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.24% (b)	477,588	477,588
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	758,975	758,975
TOTAL MONEY MARKET FUNDS (Cost $1,236,563)		1,236,563
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $32,801,686)		30,698,688
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(806,880)
NET ASSETS - 100%		$ 29,891,808
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 789
Fidelity Securities Lending Cash Central Fund	10,928
Total	$ 11,717
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $33,052,757. Net unrealized depreciation aggregated $2,354,069, of which $1,940,556 related to appreciated investment securities and $4,294,625 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010